UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment [ ]                        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 130
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney          Berwyn, PA          November 12, 2010
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]    13F HOLDINGS REPORT

[  ]   13F NOTICE

[  ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            35
                                                 ----
Form 13F Information Table Value Total:     $ 194,370 (in thousands)
                                            ------------------------


List of Other Included Managers:

None


                                        Title of              Value   Shr/PRN    SH/  Put/  Investment   Other    Voting Authority
Name of Issuer                           Class      CUSIP    (x1000)   Amount    PRN  Call  Discretion  Managers  Sole Shared Other
--------------------------------------  --------  ---------  -------  ---------  ---  ----  ----------  --------  ---- ------ -----
ANAREN INC                              Common    032744104   4,419     263,200  SH           Sole                 263,200
AVAGO TECHNOLOGIES, INC.                Common    Y0486S104  11,791     523,800  SH           Sole                 523,800
BIOSCRIP, INC.                          Common    09069N108   5,487   1,063,400  SH           Sole               1,063,400
CATALYST HEALTH SOLUTIONS, INC.         Common    14888B103   4,266     121,200  SH           Sole                 121,200
CHECK POINT SOFTWARE TECH. LTD          Common    M22465104   5,343     348,300  SH           Sole                 348,300
CINEMARK HOLDINGS, INC.                 Common    17243V102   8,446     524,600  SH           Sole                 524,600
COGENT, INC.                            Common    19239Y108   3,396     319,200  SH           Sole                 319,200
COGNIZANT TECHNOLOGY SOLUTIONS CORP     Common    192446102   6,827     105,900  SH           Sole                 105,900
CONCEPTUS INC                           Common    206016107   2,287     166,300  SH           Sole                 166,300
CONSTANT CONTACT INC                    Common    210313102   5,338     249,100  SH           Sole                 249,100
CONVIO, INC.                            Common    21257W105   2,175     235,900  SH           Sole                 235,900
CORRECTIONS CORP OF AMERICA             Common    22025Y407   6,710     271,900  SH           Sole                 271,900
DEXCOM, INC.                            Common    252131107   7,879     596,000  SH           Sole                 596,000
DIGITALGLOBE, INC.                      Common    25389M877   6,873     226,100  SH           Sole                 226,100
ENTEGRIS, INC.                          Common    29362U104   3,805     814,700  SH           Sole                 814,700
FORCE PROTECTION INC.                   Common    345203202     518     102,800  SH           Sole                 102,800
GEO GROUP INC                           Common    36159R103   5,816     249,100  SH           Sole                 249,100
GEOEYE INC                              Common    37250W108   4,712     116,400  SH           Sole                 116,400
HEARTLAND EXPRESS INC                   Common    422347104   5,291     355,800  SH           Sole                 355,800
HHGREGG INC.                            Common    42833L108  10,176     411,000  SH           Sole                 411,000
INSULET CORPORATION                     Common    45784P101   6,384     451,500  SH           Sole                 451,500
J. CREW GROUP, INC.                     Common    46612H402   6,546     194,700  SH           Sole                 194,700
LOGMEIN INC                             Common    54142L109   1,907      53,000  SH           Sole                  53,000
MASIMO CORPORATION                      Common    574795100   4,618     169,100  SH           Sole                 169,100
MEDIAMIND TECHNOLOGIES INC.             Common    58449C100   1,979     143,400  SH           Sole                 143,400
MOBILE MINI INC                         Common    60740F105  12,848     347,900  SH           Sole                 347,900
SS&C TECHNOLOGIES HLDGS INC             Common    78467J100   5,116     323,800  SH           Sole                 323,800
SXC HEALTH SOLUTIONS CORP               Common    78505P100   3,315      90,900  SH           Sole                  90,900
THORATEC CORPORATION                    Common    885175307   5,055     136,700  SH           Sole                 136,700
ULTA SALON COSMETICS & FRAGRAN*CE INC.  Common    90384S303   6,447     220,800  SH           Sole                 220,800
UNITED THERAPEUTICS CORP                Common    91307C102  11,499     205,300  SH           Sole                 205,300
UNIVERSAL DISPLAY CORP                  Common    91347P105   5,696     242,400  SH           Sole                 242,400
URBAN OUTFITTERS INC                    Common    917047102   4,458     141,800  SH           Sole                 141,800
VANDA PHARMACEUTICALS INC.              Common    921659108   1,212     181,500  SH           Sole                 181,500
WASTE CONNECTIONS INC                   Common    941053100   5,735     144,600  SH           Sole                 144,600